Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Accounting Policies [line items]
Impairment loss	$ 0
Variation potential percentage benchmark	25.00%
Variation potential percentage globally	90.00%
Confidence percentage related to inferred tonnes, grade, metal content recoverability	95.00%
Inferred recoverability of resources percentage, benchmark	75.00%
Top of range [member]
Disclosure Of Significant Accounting Policies [line items]
Conversion factors related to inferred resources	80.00%	80.00%
Machinery and Equipment [member]
Disclosure Of Significant Accounting Policies [line items]
Depreciation method, property, plant and equipment	Straight line
Useful lives or depreciation rates, property, plant and equipment	3‑15 years
Mineral Properties [member]
Disclosure Of Significant Accounting Policies [line items]
Depreciation method, property, plant and equipment	Declining balance
San Jose M&I Property [member]
Disclosure Of Significant Accounting Policies [line items]
Conversion factors related to inferred resources	90.00%	90.00%
Percentage of inferred resources	21.00%	23.00%	28.00%
Caylloma M&I Property [member]
Disclosure Of Significant Accounting Policies [line items]
Percentage of inferred resources	48.00%	60.00%	38.00%
Restricted Share Units [member]
Disclosure Of Significant Accounting Policies [line items]
vesting period	3 years
Description of vesting requirements for share-based payment arrangement	RSUs are settled in either cash or equity, as determined by the Company's Board of Directors at the grant date and typically vest over three years.
Performance Share Units [member]
Disclosure Of Significant Accounting Policies [line items]
vesting period	3 years
Description of vesting requirements for share-based payment arrangement	Performance Share Units are performance-based awards for the achievement of specified performance metrics by specified deadlines and are settled in either cash or equity, as determined by the Company's Board of Directors at the grant date and typically vest over three years.